VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 6.6%
GFL Environmental, Inc. (USD) †	82,175	$2,401,975
Li-Cycle Holdings Corp. (USD) * †	456,153	2,171,289
		4,573,264
United States: 93.4%
ABM Industries, Inc.	53,005	2,354,482
Aris Water Solution, Inc. †	87,568	1,261,855
Casella Waste Systems, Inc. *	28,566	2,265,569
CECO Environmental Corp. *	118,190	1,380,459
Clean Harbors, Inc. *	20,229	2,308,533
Darling Ingredients, Inc. *	38,250	2,394,068
Donaldson Co., Inc.	39,605	2,331,546
Ecolab, Inc.	48,449	7,052,236
Energy Recovery, Inc. *	110,203	2,258,059
Evoqua Water Technologies Corp. *	57,856	2,291,098
Heritage-Crystal Clean, Inc. *	45,216	1,468,616
Montrose Environmental Group, Inc. * †	53,579	2,378,372
PureCycle Technologies, Inc. * †	365,209	2,468,813
Republic Services, Inc.	53,053	6,843,306
	Number of Shares	Value
United States (continued)
Schnitzer Steel Industries, Inc.	43,041	$1,319,207
Stericycle, Inc. *	46,500	2,319,885
STERIS Plc	12,710	2,347,410
Tennant Co.	38,773	2,387,254
Tetra Tech, Inc.	15,554	2,258,285
Vertex Energy, Inc. * †	238,196	1,476,815
Waste Connections, Inc.	51,889	6,878,406
Waste Management, Inc.	43,137	6,767,333
		64,811,607
Total Common Stocks (Cost: $71,325,252)		69,384,871

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.7%
Money Market Fund: 5.7% (Cost: $3,980,221)
State Street Navigator Securities Lending Government Money Market Portfolio	3,980,221	3,980,221
Total Investments: 105.7% (Cost: $75,305,473)		73,365,092
Liabilities in excess of other assets: (5.7)%		(3,970,400)
NET ASSETS: 100.0%		$69,394,692

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,929,864.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	75.5%	$52,326,322
Materials	15.6	10,840,256
Consumer Staples	3.4	2,394,068
Health Care	3.4	2,347,410
Energy	2.1	1,476,815
	100.0%	$69,384,871
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